Net revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net revenue
Gross revenues	$ 2,779,008	$ 2,709,236	$ 2,193,867
Revenues of products	2,708,112	2,637,613	2,128,739
Revenues of services	70,896	71,623	65,128
Taxes on sales	(284,316)	(257,347)	(227,344)
Return on products sales	(3,490)	(2,405)	(1,682)
Net revenue	2,491,202	2,449,484	1,964,841
Brazil
Net revenue
Net revenue	693,409	721,640	560,878
Peru
Net revenue
Net revenue	674,228	696,527	573,884
Luxembourg
Net revenue
Net revenue	172,791	130,723	100,631
United States
Net revenue
Net revenue	141,131	158,060	156,634
Switzerland
Net revenue
Net revenue	126,156	108,798	59,873
Japan
Net revenue
Net revenue	93,474	69,565	36,005
Argentina
Net revenue
Net revenue	90,338	79,463	45,050
South Korea
Net revenue
Net revenue	54,894	7,064	66,887
Colombia
Net revenue
Net revenue	51,724	47,734	39,137
Chile
Net revenue
Net revenue	51,215	38,101	67,546
Turkey
Net revenue
Net revenue	48,265	35,522	19,498
Austria
Net revenue
Net revenue	40,531	37,270	22,982
Singapore
Net revenue
Net revenue	37,506	60,857	42,666
Germany
Net revenue
Net revenue	20,906	23,154	42,560
China
Net revenue
Net revenue	9,538	18,172	12,838
Italy
Net revenue
Net revenue	5,327	15,799	3,608
Other countries
Net revenue
Net revenue	179,769	201,035	114,164
US Dollar
Net revenue
Net revenue	1,806,590	1,729,234	1,414,992
BRL
Net revenue
Net revenue	$ 684,612	717,032	547,537
Other
Net revenue
Net revenue		$ 3,218	$ 2,312